Schedule of Inventory (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
Raw Materials	$ 364,404	$ 360,280	$ 487,405
Work-in-Process	7,823,916	7,956,924	6,815,425
Finished Goods	195,947	151,311	153,353
Inventory gross	8,384,267	8,468,515	7,456,183
Less: Reserve for Obsolescence	585,870	583,572	502,905
Inventory	$ 7,798,397	$ 7,884,943	$ 6,953,278